DISCOUNTINUED OPERATIONS	12 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCOUNTINUED OPERATIONS

NOTE 4 — DISCOUNTINUED OPERATIONS

On September 30, 2024, the Company’s operating subsidiary Xi`an App-Chem and its wholly owned subsidiary, Gansu BMK entered into an Asset Selling Agreement (the “Agreement”) with Xinjiang Baixiangquan Aromatic (Tech) Co., Ltd. (“Baixiangquan”). Under the Agreement, Xi`an App-Chem has agreed to sell all the assets of Gansu BMK to Baixiangquan by transferring 100% of the equity interests in Gansu BMK to Baixiangquan for a consideration of RMB 43.3 million ($6.2 million).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of September 30, 2024, the Company classified the assets and liabilities in Gansu BMK as held for sale and completed the the equity transfer registration in November 2024. The following table summarizes the major classes of assets and liabilities of the discontinued Gansu BMK that have been classified as held-for-sale in the consolidated balance sheets:

	September 30, 2025		September 30, 2024

Carrying amounts of the major classes of assets included in discontinued operations:	$		$
Cash		-		1,405
Advance to suppliers		-		6,982,444
Property and equipment, net		-		5,812,646
Intangible assets, net		-		232,965
Total assets classified as held for sale		$-		$13,029,460

Carrying amounts of the major classes of liabilities included in discontinued operations:		-
Due to related parties		-		11,543
Total liabilities classified as held for sale		$-		$11,543

A summary of the Company’s major classes of line items constituting net loss from discontinued operations for the years ended September 30, 2025, 2024 and 2023 is as follows:

	For the Years Ended September 30,
	2025	2024	2023
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross profit	-	-	-

Income (Expenses):
General and administrative expenses	-	(19,445)	(17,819)
Interest income	-	3	5
Interest expense	-	(70)	(56)
Other expenses	-	-)	(17
Net loss from discontinued operation before income taxes	-	(19,512)	(17,887)
Income tax expenses	-	-	-
Net loss from discontinued operation	$-	$(19,512)	$(17,887)

A summary of the Company’s cash flows from discontinued operations for the years ended September 30, 2025, 2024 and 2023 is as follows:

	For the Years Ended September 30,
	2025	2024	2023
	$	$	$
Net cash (used in) provided by operating activities from discontinued operations	-	(14,649)	(6,960,024)
Net cash used in investing activities from discontinued operations	-	(8,745)	(460,125)
Net cash provided by financing activities from discontinued operations	-	4,997	3,063

On June 26, 2025, App-Chem sold 51% equity ownership of Tianjin YHX for the consideration of RMB 1. The disposal does not represent a strategic shift of the Company and had no major effect on the Company’s operations and financial results.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS